Ordinary Shares (Details) - USD ($)			1 Months Ended		12 Months Ended
	Jan. 23, 2023	Jan. 13, 2022	May 26, 2021	Mar. 26, 2021	Dec. 31, 2023	Mar. 31, 2023	Feb. 21, 2023	Dec. 31, 2022	Dec. 31, 2021
Ordinary Shares [Line Items]
Aggregate offering price (in Dollars)				$ 15,000,000
Issuance of expire years		3 years
Gross proceeds (in Dollars)			$ 4,000,000
Ordinary shares closing price percentage			10.00%
Share issued price (in Dollars per share)	$ 1
Shares Warrant Holders [Member]
Ordinary Shares [Line Items]
Ordinary shares issued					791			6,712	4,000
Share Option Holders [Member]
Ordinary Shares [Line Items]
Ordinary shares issued									19,016
Maximum [Member]
Ordinary Shares [Line Items]
Number of shares issue	10
Ordinary per share (in Dollars per share)							$ 10
Minimum [Member]
Ordinary Shares [Line Items]
Number of shares issue	1
Ordinary per share (in Dollars per share)							$ 0.00001
Common Class A [Member]
Ordinary Shares [Line Items]
Exercise price per share (in Dollars per share)				$ 215,959
Issuance of expire years				7 years 6 months 10 days
Gross proceeds (in Dollars)				$ 1,600,000
Less transaction costs (in Dollars)				$ 50,183
Ordinary shares issued			138,793
Ordinary shares, per share (in Dollars per share)			$ 28.82
Number of shares issue	10					70,430
Share issued price (in Dollars per share)	$ 1
Authorized share capital	1
Ordinary per share (in Dollars per share)	$ 10				$ 0.00001			$ 10
Additional ordinary share	8,018
Share issued to convertible note holders					1,250,000
Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Number of shares issue	10
Share issued price (in Dollars per share)	$ 10
Authorized share capital	1
Ordinary per share (in Dollars per share)					$ 0.00001			$ 10
Employees and External Consultants [Member]
Ordinary Shares [Line Items]
Number of shares issue						65,770
Share issued price (in Dollars per share)						$ 2.68